UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05569

Franklin Universal Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:   8/31

Date of reporting period:  05/31/13

Item 1. Schedule of Investments.

Franklin Universal Trust
Statement of Investments, May 31, 2013 (unaudited)

	Country	Shares	Value
Common Stocks and Other Equity Interests 36.9%			
Energy 1.5%			
Spectra Energy Corp.	United States	92,350	$ 2,823,139
Materials 0.2%			
[a,b]NewPage Corp., Litigation Trust	United States	1,200,000	—
[a,c]NewPage Holdings Inc.	United States	4,800	451,200
			451,200
Transportation 0.1%			
[a,c]CEVA Holdings LLC	United Kingdom	179	179,430
Utilities 35.1%			
Alliant Energy Corp.	United States	72,900	3,591,054
American Electric Power Co. Inc.	United States	75,000	3,436,500
CenterPoint Energy Inc.	United States	169,800	3,935,964
Consolidated Edison Inc.	United States	42,000	2,396,940
Dominion Resources Inc.	United States	100,000	5,655,000
Duke Energy Corp.	United States	92,520	6,192,364
Edison International	United States	75,000	3,445,500
Entergy Corp.	United States	50,000	3,444,000
Exelon Corp.	United States	55,000	1,723,700
FirstEnergy Corp.	United States	60,000	2,340,600
Great Plains Energy Inc.	United States	70,000	1,579,900
NextEra Energy Inc.	United States	50,000	3,781,000
NV Energy Inc.	United States	80,000	1,875,200
PG&E Corp.	United States	50,000	2,245,500
Pinnacle West Capital Corp.	United States	70,000	3,953,600
PPL Corp.	United States	80,000	2,376,000
Public Service Enterprise Group Inc.	United States	45,000	1,486,800
Sempra Energy	United States	50,000	4,065,000
The Southern Co.	United States	108,500	4,763,150
UIL Holdings Corp.	United States	40,000	1,558,400
Westar Energy Inc.	United States	60,000	1,903,200
Wisconsin Energy Corp.	United States	40,000	1,632,400
Xcel Energy Inc.	United States	60,000	1,723,200
			69,104,972
Total Common Stocks and Other Equity Interests (Cost $44,094,882)			72,558,741
Convertible Preferred Stocks 0.2%			
Transportation 0.2%			
[a,c]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	6	8,040
[a,c]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	388	388,400
Total Convertible Preferred Stocks (Cost $587,093)			396,440
Preferred Stocks (Cost $290,000) 0.2%			
Diversified Financials 0.2%			
GMAC Capital Trust I, 8.125%, pfd.	United States	11,600	308,792
		Principal Amount*	
Corporate Bonds 81.9%			
Automobiles & Components 1.1%			
Exide Technologies, senior secured note, 8.625%, 2/01/18	United States	200,000	131,000
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	United States	900,000	951,750
[d]International Automotive Components Group SL, senior secured note, 144A, 9.125%, 6/01/18	United States	1,100,000	1,105,500
			2,188,250
Banks 1.6%			
CIT Group Inc., senior note,			
5.375%, 5/15/20	United States	500,000	541,250
5.00%, 8/15/22	United States	1,000,000	1,069,874
[d]144A, 6.625%, 4/01/18	United States	300,000	339,000
[d,e]Provident Fund Associates LP/Finance Corp., senior note, 144A, 6.75%, 6/15/21	United States	300,000	307,500

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Universal Trust
Statement of Investments, May 31, 2013 (unaudited) *(continued)*

Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	900,000	928,688
			3,186,312
Capital Goods 3.6%			
[d]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	1,500,000	1,431,562
[d]BC Mountain LLC/Finance Inc., senior note, 144A, 7.00%, 2/01/21	United States	900,000	956,250
Case New Holland Inc., senior note,			
7.75%, 9/01/13	United States	500,000	506,875
7.875%, 12/01/17	United States	800,000	944,000
Meritor Inc., senior note, 10.625%, 3/15/18	United States	1,200,000	1,321,500
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	700,000	716,625
Terex Corp., senior note, 6.00%, 5/15/21	United States	500,000	531,250
[d]Zachry Holdings Inc., senior note, 144A, 7.50%, 2/01/20	United States	600,000	637,500
			7,045,562
Commercial & Professional Services 1.5%			
[d]ADS Waste Escrow Corp., senior note, 144A, 8.25%, 10/01/20	United States	1,400,000	1,508,500
[d]Algeco Scotsman Global Finance PLC, secured note, 144A, 8.50%, 10/15/18	United Kingdom	1,100,000	1,149,500
[d,f]Igloo Holdings Corp., senior note, 144A, PIK, 8.25%, 12/15/17	United States	300,000	309,750
			2,967,750
Consumer Durables & Apparel 3.4%			
Jarden Corp., senior sub. note, 7.50%, 5/01/17	United States	1,300,000	1,485,250
KB Home, senior bond, 7.50%, 9/15/22	United States	900,000	1,026,000
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	700,000	777,000
Shea Homes LP/Funding Corp., senior secured note, 8.625%, 5/15/19	United States	700,000	798,000
[d,e]SIWF Merger Sub Inc./Springs Industries Inc., senior secured note, 144A, 6.25%, 6/01/21	United States	200,000	199,500
[d]Taylor Morrison Communities Inc./Monarch Communities Inc., senior note, 144A,			
7.75%, 4/15/20	United States	492,000	551,040
5.25%, 4/15/21	United States	400,000	406,000
Visant Corp., senior note, 10.00%, 10/01/17	United States	1,500,000	1,443,750
			6,686,540
Consumer Services 3.9%			
[d]Caesars Operating Escrow LLC/Corp., first lien, 144A, 9.00%, 2/15/20	United States	300,000	290,250
ClubCorp Club Operations Inc., senior note, 10.00%, 12/01/18	United States	1,000,000	1,123,750
[d,g]Fontainebleau Las Vegas, 144A, 11.00%, 6/15/15	United States	1,600,000	1,000
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	1,500,000	1,571,250
[d]Landry's Inc., senior note, 144A, 9.375%, 5/01/20	United States	700,000	764,750
MGM Resorts International, senior note,			
6.875%, 4/01/16	United States	1,200,000	1,326,000
7.50%, 6/01/16	United States	800,000	903,000
Pinnacle Entertainment Inc.,			
senior note, 8.625%, 8/01/17	United States	500,000	525,000
senior sub. note, 7.75%, 4/01/22	United States	200,000	219,000
[d]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	900,000	904,500
			7,628,500
Diversified Financials 2.4%			
Ally Financial Inc., senior note, 5.50%, 2/15/17	United States	500,000	537,563
E*TRADE Financial Corp., senior note, 6.375%, 11/15/19	United States	600,000	633,000
[d]General Motors Financial Co. Inc., senior note, 144A, 3.25%, 5/15/18	United States	400,000	397,500
GMAC Inc., sub. note, 8.00%, 12/31/18	United States	200,000	235,000
International Lease Finance Corp.,			
senior note, 8.25%, 12/15/20	United States	300,000	364,500
[d]senior secured note, 144A, 6.75%, 9/01/16	United States	1,200,000	1,363,500
[d]Neuberger Berman Group LLC/Finance Corp., senior note, 144A, 5.875%, 3/15/22	United States	500,000	535,000
[d]Nuveen Investments Inc., senior note, 144A, 9.50%, 10/15/20	United States	700,000	754,250
			4,820,313
Energy 22.8%			
Access Midstream Partner LP/ACMP Finance Corp., senior note, 6.125%, 7/15/22	United States	400,000	430,000
Antero Resources Finance Corp., senior note,			
9.375%, 12/01/17	United States	1,000,000	1,077,500
7.25%, 8/01/19	United States	100,000	108,500
BreitBurn Energy Partners LP/Finance Corp.,			
senior bond, 7.875%, 4/15/22	United States	500,000	545,000

Franklin Universal Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

senior note, 8.625%, 10/15/20	United States	600,000	663,000
Calumet Specialty Products Partners LP/Finance Corp., senior note,			
9.375%, 5/01/19	United States	900,000	1,005,750
[d]144A, 9.625%, 8/01/20	United States	100,000	114,000
Carrizo Oil & Gas Inc., senior note,			
8.625%, 10/15/18	United States	800,000	876,000
7.50%, 9/15/20	United States	200,000	217,000
CGG, senior note,			
7.75%, 5/15/17	France	600,000	619,500
6.50%, 6/01/21	France	400,000	420,000
Chaparral Energy Inc., senior note,			
9.875%, 10/01/20	United States	800,000	920,000
8.25%, 9/01/21	United States	200,000	222,000
7.625%, 11/15/22	United States	100,000	108,500
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Canada	1,500,000	1,614,375
Chesapeake Energy Corp., senior note, 6.625%, 8/15/20	United States	1,700,000	1,899,750
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	1,000,000	1,027,500
CONSOL Energy Inc., senior note,			
8.00%, 4/01/17	United States	500,000	537,500
8.25%, 4/01/20	United States	300,000	333,000
6.375%, 3/01/21	United States	100,000	105,000
[d]Drill Rigs Holdings Inc., secured note, 144A, 6.50%, 10/01/17	United States	700,000	717,500
Eagle Rock Energy Partners LP/Finance Corp., senior note, 8.375%, 6/01/19	United States	1,100,000	1,157,750
El Paso Corp., senior bond, 6.50%, 9/15/20	United States	1,200,000	1,362,101
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	1,500,000	1,728,750
Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	United States	1,300,000	1,449,500
Enterprise Products Operating LLC, junior sub. note, 7.034% to 1/15/18, FRN			
thereafter, 1/15/68	United States	1,200,000	1,393,394
[d]EPL Oil & Gas Inc., senior note, 144A, 8.25%, 2/15/18	United States	600,000	646,500
[d]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	1,307,000	1,378,885
Goodrich Petroleum Corp., senior note, 8.875%, 3/15/19	United States	1,000,000	1,032,500
Halcon Resources Corp., senior note,			
9.75%, 7/15/20	United States	1,000,000	1,043,750
8.875%, 5/15/21	United States	200,000	204,500
[d]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	1,200,000	1,331,706
Kodiak Oil & Gas Corp., senior note,			
8.125%, 12/01/19	United States	700,000	791,000
[d]144A, 5.50%, 1/15/21	United States	200,000	207,750
[d]LBC Tank Terminal Holding Netherlands BV, senior bond, 144A, 6.875%, 5/15/23	Belgium	200,000	209,125
Linn Energy LLC/Finance Corp., senior note,			
8.625%, 4/15/20	United States	1,000,000	1,100,000
7.75%, 2/01/21	United States	500,000	532,500
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note,			
8.875%, 4/01/18	United States	350,000	378,000
[d]144A, 7.25%, 2/15/21	United States	600,000	628,500
[d]Midstates Petro Inc./LLC, senior note, 144A, 9.25%, 6/01/21	United States	500,000	498,125
Oasis Petroleum Inc., senior note,			
7.25%, 2/01/19	United States	200,000	216,500
6.50%, 11/01/21	United States	400,000	434,000
6.875%, 1/15/23	United States	200,000	219,000
Offshore Group Investment Ltd.,			
[d]first lien, 144A, 7.125%, 4/01/23	United States	500,000	518,750
senior secured note, first lien, 7.50%, 11/01/19	United States	700,000	758,625
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	1,000,000	1,110,000
[d]Penn Virginia Corp., senior note, 144A, 8.50%, 5/01/20	United States	500,000	501,250
Penn Virginia Resource Partners LP/Finance Corp. II, senior note,			
8.375%, 6/01/20	United States	600,000	655,500
[d]144A, 6.50%, 5/15/21	United States	300,000	301,875
Plains Exploration & Production Co., senior note,			
7.625%, 6/01/18	United States	1,000,000	1,038,130
6.875%, 2/15/23	United States	1,000,000	1,136,250
QEP Resources Inc., senior note,			
5.375%, 10/01/22	United States	700,000	721,000
5.25%, 5/01/23	United States	300,000	304,500
QR Energy LP/QRE Finance, senior note, 9.25%, 8/01/20	United States	800,000	852,000

Franklin Universal Trust
Statement of Investments, May 31, 2013 (unaudited) *(continued)*

Quicksilver Resources Inc., senior note, 8.25%, 8/01/15	United States	1,500,000	1,537,500
[d]Sabine Pass Liquefaction LLC,			
144A, 5.625%, 4/15/23	United States	300,000	300,750
secured note, 144A, 5.625%, 2/01/21	United States	1,000,000	1,006,250
[d]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	1,300,000	1,361,750
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	1,100,000	1,201,750
			44,811,091
Food & Staples Retailing 0.3%			
Rite Aid Corp., senior secured note, 8.00%, 8/15/20	United States	500,000	565,000
Food, Beverage & Tobacco 1.7%			
Constellation Brands Inc., senior note, 4.25%, 5/01/23	United States	300,000	295,500
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	1,500,000	1,561,875
JBS USA LLC/Finance Inc., senior note,			
11.625%, 5/01/14	United States	1,000,000	1,077,500
[d]144A, 8.25%, 2/01/20	United States	300,000	330,750
			3,265,625
Health Care Equipment & Services 4.9%			
[d]Alere Inc.,			
senior note, 144A, 7.25%, 7/01/18	United States	900,000	981,000
senior sub. note, 144A, 6.50%, 6/15/20	United States	100,000	100,875
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., senior note, 7.75%, 2/15/19	United States	1,000,000	1,097,500
CHS/Community Health Systems Inc.,			
senior note, 8.00%, 11/15/19	United States	900,000	994,500
senior note, 7.125%, 7/15/20	United States	200,000	219,750
senior secured note, 5.125%, 8/15/18	United States	600,000	627,000
DaVita HealthCare Partners Inc., senior note, 5.75%, 8/15/22	United States	500,000	535,000
DJO Finance LLC/DJO Finance Corp.,			
second lien, 8.75%, 3/15/18	United States	300,000	333,000
senior note, 7.75%, 4/15/18	United States	300,000	312,000
Emergency Medical Services Corp., senior note, 8.125%, 6/01/19	United States	600,000	657,000
ExamWorks Group Inc., senior note, 9.00%, 7/15/19	United States	600,000	663,000
HCA Inc.,			
senior note, 6.50%, 2/15/16	United States	1,400,000	1,547,000
senior note, 5.875%, 5/01/23	United States	800,000	848,000
senior secured note, 5.875%, 3/15/22	United States	600,000	660,000
			9,575,625
Materials 10.9%			
ArcelorMittal, senior note, 6.00%, 3/01/21	Luxembourg	400,000	415,796
[d]Ardagh Packaging Finance PLC, senior note, 144A, 9.125%, 10/15/20	Luxembourg	500,000	560,000
[d]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,			
secured note, 144A, 4.875%, 11/15/22	Luxembourg	200,000	200,625
senior note, 144A, 7.00%, 11/15/20	Luxembourg	200,000	205,875
[d]Ashland Inc., senior note, 144A, 4.75%, 8/15/22	United States	500,000	511,875
[d]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	600,000	596,343
[d]BlueScope Steel Ltd./BlueScope Steel Finance, senior note, 144A, 7.125%, 5/01/18	Australia	1,400,000	1,459,500
[d]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Mexico	1,500,000	1,623,750
[d]Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	600,000	612,000
Euramax International Inc., senior secured note, 9.50%, 4/01/16	United States	400,000	394,000
Exopack Holding Corp., senior note, 10.00%, 6/01/18	United States	800,000	842,000
[d]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,			
7.00%, 11/01/15	Australia	400,000	414,750
6.875%, 2/01/18	Australia	1,000,000	1,021,250
8.25%, 11/01/19	Australia	300,000	318,000
[d]Ineos Finance PLC, senior secured note, 144A, 7.50%, 5/01/20	United Kingdom	800,000	882,000
[d]Ineos Group Holdings SA, senior note, 144A, 6.125%, 8/15/18	United Kingdom	300,000	296,625
[d]Inmet Mining Corp., senior note, 144A,			
8.75%, 6/01/20	Canada	1,000,000	1,082,500
7.50%, 6/01/21	Canada	100,000	102,250
[d]MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	United States	1,400,000	1,451,625
[d]Murray Energy Corp., senior secured note, 144A, 8.625%, 6/15/21	United States	300,000	311,250
Novelis Inc., senior note, 8.75%, 12/15/20	Canada	600,000	673,500
Olin Corp., senior bond, 5.50%, 8/15/22	United States	1,400,000	1,491,000

Franklin Universal Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

[d]Orion Engineered Carbons Bondco GmbH, senior secured note, first lien, 144A,			
9.625%, 6/15/18	Germany	700,000	787,500
[d,f]Orion Engineered Carbons Finance & Co. SCA, senior note, 144A, PIK, 9.25%, 8/01/19	Germany	200,000	205,000
[d]Perstorp Holding AB, first lien, 144A, 8.75%, 5/15/17	Sweden	1,000,000	1,046,250
[d]Rain CII Carbon LLC/Corp., second lien, 144A, 8.25%, 1/15/21	United States	300,000	322,500
Reynolds Group Issuer Inc./LLC/SA,			
first lien, 5.75%, 10/15/20	United States	500,000	508,750
senior note, 8.50%, 5/15/18	United States	1,000,000	1,055,000
senior note, 9.00%, 4/15/19	United States	200,000	211,000
senior note, 9.875%, 8/15/19	United States	100,000	109,375
senior note, 8.25%, 2/15/21	United States	500,000	511,875
[d]Sealed Air Corp., senior note, 144A,			
8.125%, 9/15/19	United States	400,000	455,000
6.50%, 12/01/20	United States	200,000	223,500
8.375%, 9/15/21	United States	300,000	348,000
[d]U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, senior note, 144A, 7.375%, 5/01/21	United States	300,000	318,000
			21,568,264
Media 6.3%			
[d]Bresnan Broadband Holdings LLC, senior note, 144A, 8.00%, 12/15/18	United States	400,000	435,000
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	500,000	585,000
Clear Channel Communications Inc., senior note, 9.00%, 3/01/21	United States	1,700,000	1,695,750
Clear Channel Worldwide Holdings Inc.,			
[d]senior note, 144A, 6.50%, 11/15/22	United States	500,000	530,000
senior sub. note, 7.625%, 3/15/20	United States	500,000	533,750
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	600,000	675,000
DISH DBS Corp., senior note,			
7.125%, 2/01/16	United States	1,500,000	1,650,000
6.75%, 6/01/21	United States	500,000	531,250
Media General Inc., senior secured note, 11.75%, 2/15/17	United States	500,000	560,000
[f]Radio One Inc., senior sub. note, PIK, 12.50%, 5/24/16	United States	1,117,676	1,142,824
[d]Univision Communications Inc.,			
senior secured bond, 144A, 6.75%, 9/15/22	United States	300,000	324,000
senior secured note, 144A, 6.875%, 5/15/19	United States	1,000,000	1,067,500
senior secured note, 144A, 7.875%, 11/01/20	United States	200,000	220,000
[d]UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Netherlands	1,000,000	1,070,000
[d]WMG Acquisition Corp., secured note, 144A, 6.00%, 1/15/21	United States	1,300,000	1,378,000
			12,398,074
Pharmaceuticals, Biotechnology & Life Sciences 2.4%			
[d]inVentiv Health Inc., senior note, 144A,			
9.00%, 1/15/18	United States	400,000	427,000
10.00%, 8/15/18	United States	700,000	623,000
[d,f]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	500,000	538,750
[d]Jaguar Holding Co. II/Merger Sub Inc., senior note, 144A, 9.50%, 12/01/19	United States	400,000	458,500
[d]Par Pharmaceutical Cos. Inc., senior note, 144A, 7.375%, 10/15/20	United States	1,400,000	1,494,500
[d]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	1,100,000	1,160,500
			4,702,250
Retailing 1.1%			
[d]Academy Ltd./Finance Corp., senior note, 144A, 9.25%, 8/01/19	United States	800,000	900,000
[d]American Builders & Contractors Supply Co. Inc., senior note, 144A, 5.625%, 4/15/21	United States	900,000	913,500
[d]New Look Bondco I PLC, secured note, 144A, 8.375%, 5/14/18	United Kingdom	400,000	396,750
			2,210,250
Semiconductors & Semiconductor Equipment 0.8%			
Freescale Semiconductor Inc.,			
senior note, 8.05%, 2/01/20	United States	600,000	645,000
senior note, 10.75%, 8/01/20	United States	504,000	572,040
[d]senior secured note, 144A, 9.25%, 4/15/18	United States	300,000	327,750
			1,544,790
Software & Services 3.2%			
[d]Ceridian Corp.,			
secured note, 144A, 8.875%, 7/15/19	United States	400,000	458,000
senior note, 144A, 11.00%, 3/15/21	United States	500,000	577,500
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	900,000	933,750

Franklin Universal Trust
Statement of Investments, May 31, 2013 (unaudited) *(continued)*

First Data Corp.,			
senior bond, 12.625%, 1/15/21	United States	900,000	987,750
[d]senior note, 144A, 11.25%, 1/15/21	United States	200,000	205,500
[d]senior secured bond, 144A, 8.25%, 1/15/21	United States	800,000	852,000
Sitel LLC/Finance Corp.,			
senior note, 11.50%, 4/01/18	United States	100,000	75,500
[d]senior secured note, 144A, 11.00%, 8/01/17	United States	200,000	216,000
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	400,000	428,000
West Corp., senior note, 7.875%, 1/15/19	United States	1,500,000	1,633,125
			6,367,125
Technology Hardware & Equipment 0.6%			
CDW LLC/Finance Corp., senior note, 8.50%, 4/01/19	United States	400,000	444,500
[d,f]CommScope Holdings Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	200,000	198,500
[d]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	500,000	550,000
			1,193,000
Telecommunication Services 6.8%			
Cricket Communications Inc., senior note, 7.75%, 10/15/20	United States	1,500,000	1,503,750
Crown Castle International Corp., senior bond,			
7.125%, 11/01/19	United States	100,000	109,000
5.25%, 1/15/23	United States	200,000	203,250
[d]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	900,000	968,625
[d]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	500,000	499,063
[d]eAccess Ltd., senior note, 144A, 8.25%, 4/01/18	Japan	700,000	787,500
Frontier Communications Corp., senior note,			
8.50%, 4/15/20	United States	800,000	920,000
9.25%, 7/01/21	United States	200,000	234,000
8.75%, 4/15/22	United States	700,000	792,750
Intelsat Jackson Holdings SA, senior note,			
7.25%, 10/15/20	Luxembourg	200,000	217,750
7.50%, 4/01/21	Luxembourg	1,500,000	1,655,625
[d]144A, 6.625%, 12/15/22	Luxembourg	500,000	525,000
Intelsat Luxembourg SA, senior note, 11.25%, 2/04/17	Luxembourg	60,000	63,555
[d]Lynx II Corp., senior bond, 144A, 6.375%, 4/15/23	United Kingdom	300,000	314,250
MetroPCS Wireless Inc., senior note, 7.875%, 9/01/18	United States	100,000	109,500
[d]Sprint Nextel Corp., senior note, 144A,			
9.00%, 11/15/18	United States	2,000,000	2,430,000
7.00%, 3/01/20	United States	400,000	451,000
[d]Wind Acquisition Finance SA, senior secured note, 144A, 11.75%, 7/15/17	Italy	1,500,000	1,587,187
			13,371,805
Transportation 1.0%			
[c]CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	United Kingdom	500,000	435,000
Hertz Corp., senior note,			
7.50%, 10/15/18	United States	600,000	655,500
6.75%, 4/15/19	United States	900,000	982,125
			2,072,625
Utilities 1.6%			
[d]Calpine Corp., senior secured note, 144A,			
7.875%, 7/31/20	United States	434,000	479,570
7.50%, 2/15/21	United States	902,000	983,180
7.875%, 1/15/23	United States	452,000	499,460
[d]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	1,400,000	1,106,000
			3,068,210
Total Corporate Bonds (Cost $150,646,262)			161,236,961
[h]Senior Floating Rate Interests 1.0%			
Capital Goods 0.2%			
Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	345,513	352,423
Household & Personal Products 0.5%			
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	1,000,000	1,009,688
Utilities 0.3%			
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan, 4.699% - 4.775%, 10/10/17	United States	954,192	694,474

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At May 31, 2013, the value of this security was $-.
c See Note 4 regarding restricted securities.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
May 31, 2013, the aggregate value of these securities was $66,356,746, representing 33.72% of net assets.
e Security purchased on a when-issued basis.
f Income may be received in additional securities and/or cash.
g Defaulted security or security for which income has been deemed uncollectible.
h The coupon rate shown represents the rate at period end.
i The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

ABBREVIATIONS

Selected Portfolio

FRN - Floating Rate Note
PIK - Payment-In-Kind

Franklin Universal Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Senior Fixed Rate Notes are carried at cost. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund's portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At May 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$ 198,894,513
Unrealized appreciation	$ 41,806,056
Unrealized depreciation	(3,021,650)
Net unrealized appreciation (depreciation)	$ 38,784,406

4. RESTRICTED SECURITIES

At May 31, 2013, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal Amount/Shares	Issuer	Acquisition Dates	Cost	Value
500,000	CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	12/09/10 - 5/02/13	$ 502,874	$ 435,000
179	CEVA Holdings LLC	3/10/10 - 5/02/13	267,494	179,430
6	CEVA Holdings LLC, cvt. pfd., A-1	5/02/13	8,040	8,040
388	CEVA Holdings LLC, cvt. pfd., A-2	3/10/10 - 5/02/13	579,053	388,400
4,800	NewPage Holdings Inc.[a]	9/17/09 - 3/08/10	1,079,755	451,200
	Total Restricted Securities (Value is 0.74% of Net Assets)		$ 2,437,216	$ 1,462,070

[a] The Fund also invests in unrestricted securities of other investments in the issuer, valued at $- as of May 31, 2013.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2013, in valuing the Fund's assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Materials	$ -	$ 451,200	$ -[b]	$ 451,200
Transportation	-	-	575,870	575,870
All Other Equity Investments[c]	72,236,903	-	-	72,236,903
Corporate Bonds	-	160,801,961	435,000	161,236,961
Senior Floating Rate Interests	-	2,056,585	-	2,056,585
Short Term Investments	1,121,400	-	-	1,121,400
Total Investments in Securities	$ 73,358,303	$ 163,309,746	$ 1,010,870	$ 237,678,919
Liabilities:				
Unfunded Commitments	-	-	14,315	14,315

[a]Includes common, preferred and convertible preferred stocks as well as other equity investments.

[b]Includes security determined to have no value at May 31.

[c]For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

6. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statements.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Universal Trust

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date July 26, 2013

By /s/ GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and

 Chief Accounting Officer

Date July 26, 2013